STOCK OPTIONS AND OTHER SHARE-BASED COMPENSATION - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 29, 2018 USD ($) plan $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shareholder-approved employee stock incentive plans | plan	2
Number of shares of counted against available for issuance per each awarded unit (in shares) | shares	4.6
Common stock issued, net of shares withheld for tax purposes (in shares) | shares	709,367
Period range of options exercised, maximum	10 years
Percent of options exercisable with in one year from grant date (percent)	33.30%
Percent of options exercisable with in two year from grant date (percent)	33.30%
Percent of options exercisable with in three year from grant date (percent)	33.30%
Weighted-average grant-date fair value of options (in dollars per share) | $ / shares	$ 18.60	$ 13.82
Total intrinsic value of options exercised	$ 39	$ 47
Unrecognized compensation cost related to nonvested stock options	$ 24
Weighted-average period of unrecognized compensation cost	1 year 1 month 6 days
Fair value of vested stock options	$ 18	$ 17
Unrecognized compensation cost related to restricted stock and restricted stock unit awards	$ 39
Weighted average period of unrecognized compensation cost related to restricted stock and restricted stock unit awards	1 year 9 months 14 days
Weighted average grant price per share (in dollars per share) | $ / shares	$ 141.46	$ 94.60
Fair value of vested restricted stock and restricted stock units	$ 11	$ 14
Plan period considered for performance share and performance share unit awards	3 years
Vesting period for performances share and performance share unit awards	3 years
Unrecognized compensation cost related to performance share and performance share unit awards	$ 23
Weighted average period unrecognized compensation cost related to performance share and performance share unit awards	1 year 18 days
Performance shares and performance share units granted weighted average grant price per share (in dollars per share) | $ / shares	$ 123.13	$ 84.40
Fair value of vested performance share and performance share units	$ 12	$ 21
2015 EIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock remaining available for future issuance (in shares) | shares	26,913,981
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and restricted stock units (or performance shares and performance share units) outstanding (in shares) | shares	25,902
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and restricted stock units (or performance shares and performance share units) outstanding (in shares) | shares	388,788
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and restricted stock units (or performance shares and performance share units) outstanding (in shares) | shares	625,293	633,735
Weighted average grant price per share (in dollars per share) | $ / shares	$ 123.13